Capital Structure, Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Jan. 09, 2026	Oct. 10, 2025	Jul. 10, 2025	Apr. 10, 2025	Jan. 10, 2025	Oct. 10, 2024	Jul. 10, 2024	Apr. 10, 2024	Jan. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 10, 2025	Aug. 05, 2025	May 20, 2025	Mar. 17, 2025	Nov. 25, 2024	Aug. 05, 2024	May 23, 2024	Feb. 19, 2024	Jan. 10, 2023
Dividends [Abstract]
Dividend payable (in dollars per share)																					$ 1
Dividends paid										$ 1,119	$ 2,643	$ 9,364
Dividends declared										$ 1,274	$ 2,654	$ 2,643
Regular Quarterly Dividend for Q3-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared										Nov. 10, 2025
Dividend payable (in dollars per share)													$ 0.09
Dividend payable, date of payment										Jan. 09, 2026
Dividend payable, date of record										Dec. 29, 2025
Regular Quarterly Dividend for Q3-2025 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 818
Regular Quarterly Dividend for Q2-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared										Aug. 05, 2025
Dividend payable (in dollars per share)														$ 0.03
Dividend payable, date of payment										Oct. 10, 2025
Dividend payable, date of record										Aug. 18, 2025
Dividends paid		$ 276
Regular Quarterly Dividend for Q1-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared										May 20, 2025
Dividend payable (in dollars per share)															$ 0.01
Dividend payable, date of payment										Jul. 10, 2025
Dividend payable, date of record										Jun. 30, 2025
Dividends paid			$ 92
Regular Quarterly Dividend for Q4-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared										Mar. 17, 2025
Dividend payable (in dollars per share)																$ 0.01
Dividend payable, date of payment										Apr. 10, 2025
Dividend payable, date of record										Mar. 27, 2025
Dividends paid				$ 88
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared										Nov. 25, 2024
Dividend payable (in dollars per share)																	$ 0.075
Dividend payable, date of payment										Jan. 10, 2025
Dividend payable, date of record										Dec. 27, 2024
Dividends paid					$ 663
Regular Quarterly Dividend for Q2-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared										Aug. 05, 2024
Dividend payable (in dollars per share)																		$ 0.075
Dividend payable, date of payment										Oct. 10, 2024
Dividend payable, date of record										Sep. 27, 2024
Dividends paid						$ 664
Regular Quarterly Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared										May 23, 2024
Dividend payable (in dollars per share)																			$ 0.075
Dividend payable, date of payment										Jul. 10, 2024
Dividend payable, date of record										Jun. 25, 2024
Dividends paid							$ 676
Regular Quarterly Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared										Feb. 19, 2024
Dividend payable (in dollars per share)																				$ 0.075
Dividend payable, date of payment										Apr. 10, 2024
Dividend payable, date of record										Mar. 22, 2024
Dividends paid								$ 651
Regular Quarterly Dividend for Q3-2023 [Member]
Dividends [Abstract]
Dividend payable (in dollars per share)									$ 0.075
Dividend payable, date of payment										Jan. 10, 2024
Dividend payable, date of record										Dec. 22, 2023
Dividends paid									$ 652